Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant & Equipment
Schedule of property, plant & equipment

($ in millions)
At December 31:	2021	2020
Land and land improvements	$224	$234
Buildings and building and leasehold improvements	6,049	6,407
Information technology equipment	10,515	9,840
Production, engineering, office and other equipment	3,222	3,354
Plant and other property—gross	20,010	19,836
Less: Accumulated depreciation	14,343	13,728
Plant and other property—net	5,668	6,108
Rental machines	74	265
Less: Accumulated depreciation	48	168
Rental machines—net	27	97
Total—net	$5,694	$6,205